Income Taxes - Schedule of income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income (loss) before income taxes	$ (172,269)	$ (465,493)	$ 88,334
Mainland China
Income Taxes
Income (loss) before income taxes	(55,016)	(251,871)	126,902
United States of America
Income Taxes
Income (loss) before income taxes	(22,303)	(79,753)	(15,858)
Cayman
Income Taxes
Income (loss) before income taxes	(48,026)	(69,376)	2,024
Singapore
Income Taxes
Income (loss) before income taxes	(60,646)	(8,970)	(16,644)
Others
Income Taxes
Income (loss) before income taxes	$ 13,722	$ (55,523)	$ (8,090)